Pension and Other Post-retirement Benefit Plans (Post-Retirement Benefits Table) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Total amounts recognized on balance sheet
Non-current asset	$ 249,462	$ 366,508
Non-current liability	(156,210)	(115,837)
Pension Benefits
Change in projected benefit obligation
Benefit obligation at beginning of period	989,800	971,800	$ 1,047,500	$ 1,069,300
Service cost	3,000	12,300	14,900	16,500
Interest cost	10,600	41,200	39,600	38,400
Change in plan benefits	200	200	0	0
Actuarial loss (gain)	(17,300)	103,600	(65,200)	(28,200)
Plan participants' contribution	0	0	0	0
Settlements	0	(19,400)	0	0
Benefits paid	(14,500)	(50,600)	(47,000)	(48,500)
Other	0	800	0	0
Projected benefit obligation at end of period	971,800	1,059,900	989,800	1,047,500
Change in plan assets
Fair value of plan assets at beginning of period	863,900	807,000	872,500	850,000
Actual return on plan assets	(42,300)	176,700	38,800	68,600
Company contributions	400	21,500	1,800	4,400
Plan participants' contribution	0	0	0	0
Settlements	0	(19,400)	0	0
Expenses	(500)	0	(2,200)	(2,000)
Benefits paid	(14,500)	(50,600)	(47,000)	(48,500)
Fair value of plan assets at end of period	807,000	935,200	863,900	872,500
Funded status at end of period	(164,800)	(124,700)	(125,900)	(175,000)
Allocation to affiliates	(1,600)	(800)	(1,300)	(1,700)
Adjusted funded status at end of period	(163,200)	(123,900)	(124,600)	(173,300)
Total amounts recognized on balance sheet
Non-current asset	0	0	0	0
Current liability	(20,200)	(19,600)	(20,200)	(6,500)
Non-current liability	(143,000)	(104,300)	(104,400)	(166,800)
Total recognized	(163,200)	(123,900)	(124,600)	(173,300)
Other post-retirement benefits
Change in projected benefit obligation
Benefit obligation at beginning of period	283,300	277,900	309,000	324,300
Service cost	1,300	5,000	5,300	5,800
Interest cost	3,000	11,900	11,700	11,700
Change in plan benefits	0	0	0	1,100
Actuarial loss (gain)	(6,200)	(12,300)	(28,700)	(18,900)
Plan participants' contribution	900	1,600	1,900	1,800
Settlements	0	0	0	0
Benefits paid	(4,400)	(15,800)	(15,900)	(16,800)
Other	0	900	0	0
Projected benefit obligation at end of period	277,900	269,200	283,300	309,000
Change in plan assets
Fair value of plan assets at beginning of period	569,300	528,800	540,500	505,000
Actual return on plan assets	(32,000)	123,400	43,000	48,100
Company contributions	1,300	0	5,000	8,200
Plan participants' contribution	900	1,600	1,900	1,800
Settlements	0	0	0	0
Expenses	(6,300)	0	(5,200)	(5,800)
Benefits paid	(4,400)	(15,800)	(15,900)	(16,800)
Fair value of plan assets at end of period	528,800	638,000	569,300	540,500
Funded status at end of period	250,900	368,800	286,000	231,500
Allocation to affiliates	1,400	2,300	1,700	1,200
Adjusted funded status at end of period	249,500	366,500	284,300	230,300
Total amounts recognized on balance sheet
Non-current asset	249,500	366,500	284,300	230,300
Current liability	0	0	0	0
Non-current liability	0	0	0	0
Total recognized	$ 249,500	$ 366,500	$ 284,300	$ 230,300